Description of Plan - Matching Contributions Based on Years Of Service (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than three years	3.00%
After three years	4.00%
After five years	5.00%
After seven or more years	6.00%